RELATED PARTY TRANSACTIONS (Tables)	3 Months Ended
Mar. 31, 2025
Disclosure of transactions between related parties [abstract]
Schedule of related parties and related parties transactions
The Company's transactions with ANTA Sports and subsidiaries comprise of the following:

	For the Three Months Ended March 31,
In millions	2025	2024
Purchases of goods and services from ANTA Sports and subsidiaries	$9.6	$1.9
Sales of goods and services to ANTA Sports and subsidiaries	7.4	2.4
The Company's transactions with the former parent company, Amer Sports Holding (Cayman) Limited, comprise of the following:

	For the Three Months Ended March 31,
In millions	2025	2024
Interest expenses:
Investment Loan	$—	$19.1
Facility A Loan	—	2.5
Total	$—	$21.6
The following balances are outstanding at the end of the respective reporting periods in relation to transactions with related parties (except for key management personnel):

In millions	March 31, 2025	December 31, 2024
ANTA Sports and subsidiaries
Current payables	$10.8	$11.3
Current receivables	11.1	10.4
Entity controlled by a member of the board of directors of Amer Sports, Inc.
Right-of-use asset / Lease liability	$0.8	$0.8